Share Capital - Options Held by Officers and Employees (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Options Outstanding
Outstanding	2,123,800	4,051,080	4,987,542
Weighted Average Exercise Price per Share (in cad per share)	$ 32.45	$ 32.17	$ 31.11
Officers and employees
Options Outstanding
Outstanding	2,123,800
Weighted Average Remaining Contractual Life in Years	1 year 5 months 12 days
Weighted Average Exercise Price per Share (in cad per share)	$ 32.45
Options Exercisable
Shares Exercisable #	1,816,592
Weighted Average Remaining Contractual Life in Years	1 year 3 months 18 days
Weighted Average Exercise Price per Share (in cad per share)	$ 32.36
Bottom of range
Options Outstanding
Range of Exercise Prices per Share (in cad per share)	31.75
Top of range
Options Outstanding
Range of Exercise Prices per Share (in cad per share)	$ 32.98